Post-Employment Benefits - Additional Information (Detail) - SEK (kr) kr in Millions		12 Months Ended
	Jun. 01, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio			167.00%	162.00%
Percentage of company's share of Alecta's saving premiums			0.30%
Percentage of maximum pension liability relation to PRI pensionsgaranti			2.00%
Amount of pledged business mortgage			kr 74,000
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities			Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 7,4 billion to PRI Pensionsgaranti at year end. PRI continuously measures the Company credit risk levels according to the credit insurance terms and conditions.
Discount rates based upon Swedish covered bonds			4.00%	3.60%
Defined benefit obligation, at present value			kr 73,706	kr 86,598
Fair value of plan assets			57,826	kr 64,359
Present value of defined benefit obligation [member]
Disclosure Of Employee Benefits [Line Items]
Net actuarial gains losses net defined benefit liability asset			kr 6,300
Alecta [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of total share of active members in Alecta			2.00%
Expected contribution to Alectas plan		kr 73
Sweden [member]
Disclosure Of Employee Benefits [Line Items]
Discount rate			3.00%	2.40%
Defined benefit obligation, at present value			kr 45,209	kr 49,423
Fair value of plan assets			32,566	31,191
Decrease in defined benefit obligation resulting from discount rates based upon Swedish covered bonds			kr 7,700	kr 10,500
Bottom of range [Member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges			125.00%
Top of Range [member]
Disclosure Of Employee Benefits [Line Items]
Percentage Alecta's of collective funding ratio ranges			170.00%
Ericsson Pensionsstiftelse [member]
Disclosure Of Employee Benefits [Line Items]
Percentage of defined benefit plans			72.00%	(63.00%)
Percentage of defined benefit plans			99.00%	(96.00%)
Other Plans [member]
Disclosure Of Employee Benefits [Line Items]
Net liability recognized			kr 0
Expected Increase In Service Cost Due To Labour Code Changes		82.00%
Past service cost, defined benefit plans			kr 600
Defined benefit obligation, at present value	kr 4,900
Fair value of plan assets	5,000
Defined Benefit UK Plans [Member]
Disclosure Of Employee Benefits [Line Items]
Gains (losses) arising from settlements, defined benefit plans	kr 100
Percentage Of Defined Benefit Obligation			87.00%